Transactions with Related Parties - Tsakos Energy Management Limited (Details) - USD ($)	6 Months Ended		23 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015
Related Party Transaction [Line Items]
Management incentive award	$ 1,142,000	$ 0
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees	27,500	27,500
Chartered out or on a bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400
LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees	35,800	35,800
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees	35,000	35,000
VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees			$ 27,500
Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees	$ 27,500
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%
Yearly increase basis	12 month Euribor
Special award paid	$ 425,000	400,000
Years required for cancellation written notice for agreement	One year notice
Days required for cancellation written notice for agreement	Ten days notice
Compensation to Management company after contract termination with Directors	$ 166,285,000		166,285,000
Supervisory services per month, per vessel	20,400	20,400
Supervisory services	1,550,000	979,000
Tsakos Energy Management Limited | LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees	10,000	10,000
Third Party Manager | LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees	25,800	$ 25,800
Third Party Manager | VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees			$ 13,700
Third Party Manager | Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees	$ 12,000